FORM N-23C-1
                        STATEMENT BY REGISTERED CLOSED-END
               INVESTMENT COMPANY WITH RESPECT TO PURCHASES OF ITS OWN SECURITIES PURSUANT TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

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

REPORT FOR CALENDAR MONTH ENDING:  September 1995
NAME OF REGISTERED CLOSED-END INVESTMENT COMPANY:  Putnam Master Income Trust


Date of      Identification   Number of   Price Per   Approximate Asset Value    Name of Seller or
Each         of Security      Shares      Share       or Approximate Asset       of Seller's Broker
Transaction                   Purchased               Coverage per Share at
                                                      Time of Purchase
9/18/95      74683K104        16,300      7.9375      9.03                       Smith Barney

9/19/95      74683K104        16,300      8.0         8.97                       Smith Barney

9/21/95      74683K104        13,100      8.077       9.00                       Smith Barney


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                                                 PUTNAM MASTER INCOME TRUST
                                                 Name of Registrant

                                                 By: /s/ Charles E. Porter
                                                 Title: Executive Vice President
                                                 Date: October 5, 1995